Acquisitions (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified					0 Months Ended		1 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2010	Dec. 08, 2010 ITC Delta Com	Dec. 31, 2011 ITC Delta Com	Apr. 30, 2011 One Communications Corp	Dec. 31, 2012 One Communications Corp	Sep. 30, 2011 One Communications Corp	Apr. 02, 2011 One Communications Corp	Mar. 02, 2011 Saturn Telecommunication Services Inc	Dec. 31, 2010 Other Companies	Apr. 02, 2011 Other Companies	Dec. 08, 2010 Customer Relationships	Sep. 30, 2011 Customer Relationships One Communications Corp	Dec. 08, 2010 Developed technology and software	Dec. 08, 2010 Trade Names	Sep. 30, 2011 Trade Names One Communications Corp
Business Acquisitions
Business Acquisition, Number of Outstanding Shares Acquired				83.8
Business Acquisition, Cost of Acquired Entity Cash Paid, Per Share				$ 3.00	$ 3.00
Cash paid for acquisition					$ 251,489,000					$ 20,000,000
Stock units issued as consideration for acquisition	0	0	2,275,000		2,275,000					19,900,000
Total consideration					253,764,000	253,764,000				39,927,000
Business Acquisition, Payment for Settlement of Share-based Compensation Awards					14,800,000
Business Acquisition, Payment for Settlement of Share-based Compensation Awards Recorded as Liability Assumed					9,100,000
Business Acquisition, Payment for Settlement of Share-based Compensation Awards, Recorded as Operating Expense					5,700,000
Business Acquisition, Number of Restricted Stock Units of Acquiree Converted					1.8
Business Acquisition, Number of Restricted Stock Units Issued Against Units Converted					0.6
Business Acquisition, Restricted Stock Units Conversion Ratio					0.33
Business Acquisition, Number of Consecutive Trading Days for which Stock Price is Considered for Calculating Conversion Ratio					20 days
Business Acquisition, Fair Value of Restricted Stock Units Assumed and Converted					5,300,000
Business Acquisition, Fair Value of Restricted Stock Units Assumed and Converted to be Recorded as Operating Expense					3,000,000
Fair value of accounts receivable					39,700,000					48,100,000
Gross contractual value of accounts receivable					43,400,000					57,500,000
Business Acquisition, Purchase Price Allocation Difference Between Current Assets Receivables Fair Value and Contractual Value					3,700,000
Principal amount	32,500,000			325,000,000
Debt Instrument, Interest Rate, Stated Percentage	10.50%			10.50%
Debt Instrument, Unamortized Premium				26,300,000
Percentage interest acquired in merger transaction										100.00%
Aggregate merger consideration										370,000,000
Number of common stock issued (in shares)							3.0
Number of shares deposited in escrow account (in shares)							1.3
Number of shares of issued to acquiree's shareholders (in shares)							1.7
Business Acquisition, Cost of Acquired Entity, Purchase Price											22,900,000
Escrow deposit used to fund post-closing working capital and other obligations							13,500,000
Number of shares deposited in escrow account used to fund post-closing working capital and other obligations (in shares)							0.8
BusinessAcquisitionCashEscrowReturned								1,400,000
BusinessAcquisitionShareEscrowReturnedShares								200,000
BusinessAcquisitionShareEscrowReturnedValue								1,400,000
Escrow deposit used to fund post-closing employment related obligations										7,500,000
Number of shares deposited in escrow account used to fund post-closing employment related obligations (in shares)							0.5
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets				131,200,000		131,200,000			185,850,000	185,850,000	17,900,000		5,200,000	117,600,000	168,600,000	9,900,000	3,700,000	3,900,000
Business Acquisition, Purchase Price Allocation, Other Assets						59,532,000				68,752,000	2,800,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed						452,172,000				457,894,000	19,200,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents						59,237,000				11,304,000			13,000,000
Repayments of Debt												1,200,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount						$ 170,126,000				$ 87,377,000	$ 21,300,000		$ 8,400,000